Rule 497(e)
                                                             File No. 002-75503


                                         MAXIM SERIES FUND, INC.

                                       April 6, 2000 Supplement to
                                        the May 1, 1999 Prospectus

On Page 5 of the prospectus, under the heading Maxim INVESCO Small-Cap Growth Portfolio delete the first bullet point under Principal investment strategies and replace it with the following:

o Invest primarily in a diversified group of equity securities of emerging growth companies with market capitalizations of $2 billion or less.